7. MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2020
Disclosure of investment securities [abstract]
MARKETABLE SECURITIES
7.	MARKETABLE SECURITIES
	2020	2019
Investments
Current
Bank deposit certificates (CDBs) (1)	545	—
Financial Notes (LFs) – Banks (2)	2,074	645
Treasury Financial Notes (LFTs) (3)	731	94
Others	10	1
	3,360	740
Non-current
Financial Notes (LFs) – Banks (2)	730	11
Debentures (4)	25	2
Others	10	—
	765	13
	4,125	753

(1)	Bank Deposit Certificates (CBDs), accrued interest at 106% a 110% of the CDI Rate (Interbank deposit rates) published by the Custody and Settlement Chamber (Cetip) in 2020.
(2)	Bank Financial Notes (Letras Financeiras, or LFs) are fixed-rate fixed-income securities, issued by banks and that accrued interest a percentage of the CDI rate published by Cetip. The LFs had remuneration rates varying between 99.5% and 130% of the CDI rate in 2020 (101.95% and 113% in 2019 and 102% to 111.25% in 2018).
(3)	Treasury Financial Notes (LFTs) are fixed-rate securities, their yield follows the daily changes in the Selic rate between the date of purchase and the date of maturity.
(4)	Debentures are medium and long term debt securities, which give their holders a right of credit against the issuing company. The debentures have remuneration varying from TR+1% to 109% of the CDI Rate in 2020 (108.25% to 113% of CDI in 2019 and 104.25% to 151% of CDI in 2018).

Note 31 provides a classification of these marketable securities. Investments in marketable securities of related parties are shown in Note 30.